Related Party Transactions - Schedule of Related Party Transactions (Details) (10-Q) - Board Of Directors [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Debt held by related parties	$ 2,162,492		$ 2,162,492		$ 1,748,000	$ 1,350,000
Warrants held by related parties	895,594		895,594		691,032	284,340
Related party interest expense	$ 49,239	$ 42,410	$ 92,819	$ 80,876	$ 153,926	$ 1,608,372